CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Shares Held for Share Award Schemes [Member]	Treasury shares [Member]	Other Reserves [Member]	Retained earnings [Member]	Total Attributable to Equity Holders of the Company [Member]	Non-Controlling Interests [Member]
Beginning balance at Dec. 31, 2022	¥ 49,127	¥ 2	¥ 36,456	¥ (202)	¥ (6,349)	¥ 6,140	¥ 12,052	¥ 48,099	¥ 1,028
Comprehensive Income
Profit for the year	5,220						4,920	4,920	300
Fair value changes on financial assets at fair value through other comprehensive income	3,270					3,270		3,270
Share of other comprehensive income (loss) of associates	4					4		4
Currency translation differences	193					193		193
Total comprehensive income for the year	8,687					3,467	4,920	8,387	300
Exercise of share options/RSUs	60		120		602	(662)		60
Non-controlling interests arising from business combination	88					71		71	17
Share-based compensation - value of employee services	649					649		649
Shares held for share award schemes	(100)			(100)				(100)
Repurchase of shares	(1,249)				(1,249)			(1,249)
Additional investment in a non-wholly owned subsidiaries	(18)					(10)		(10)	(8)
Dividends to non-controlling interests	(42)								(42)
Appropriations to statutory reserves						3	(3)
Total transactions with equity holders at their capacity as equity holders for the year	(612)		120	(100)	(647)	51	(3)	(579)	(33)
Ending balance at Dec. 31, 2023	57,202	2	36,576	(302)	(6,996)	9,658	16,969	55,907	1,295
Comprehensive Income
Profit for the year	7,109						6,644	6,644	465
Fair value changes on financial assets at fair value through other comprehensive income	7,786					7,786		7,786
Share of other comprehensive income (loss) of associates	112					112		112
Currency translation differences	120					120		120
Total comprehensive income for the year	15,127					8,018	6,644	14,662	465
Capitalization of retained earnings of a subsidiary under a group restructuring						2,042	(2,042)
Exercise of share options/RSUs	159		108		650	(599)		159
Non-controlling interests arising from business combination	156					105		105	51
Share-based compensation - value of employee services	596					596		596
Shares held for share award schemes	(218)			(218)				(218)
Repurchase of shares	(1,853)				(1,853)			(1,853)
Shares cancellation			(7,649)		7,649
Dividends to the Company's shareholders	(1,508)						(1,508)	(1,508)
Capital contribution from non-controlling interests	122					13		13	109
Disposal of non-wholly owned subsidiaries	11								11
Dividends to non-controlling interests	(68)								(68)
Appropriations to statutory reserves						12	(12)
Total transactions with equity holders at their capacity as equity holders for the year	(2,603)		(7,541)	(218)	6,446	127	(1,520)	(2,706)	103
Ending balance at Dec. 31, 2024	69,726	2	29,035	(520)	(550)	19,845	20,051	67,863	1,863
Comprehensive Income
Profit for the year	11,353						11,056	11,056	297
Fair value changes on financial assets at fair value through other comprehensive income	4,094					4,094		4,094
Share of other comprehensive income (loss) of associates	(38)					(38)		(38)
Currency translation differences	(822)					(822)		(822)
Total comprehensive income for the year	14,587					3,234	11,056	14,290	297
Exercise of share options/RSUs	539		884		348	(693)		539
Non-controlling interests arising from business combination	567					15		15	552
Share-based compensation - value of employee services	669					669		669
Shares held for share award schemes	(281)			(281)				(281)
Repurchase of shares	(462)				(462)			(462)
Dividends to the Company's shareholders	(1,974)						(1,974)	(1,974)
Dividends to non-controlling interests	(54)								(54)
Deemed disposal	112					(147)	259	112
Appropriations to statutory reserves						11	(11)
Recognition of financial liabilities in respect of the put option from business combination	(379)					(379)		(379)
Transactions with minority interest						(105)		(105)	105
Total transactions with equity holders at their capacity as equity holders for the year	(1,263)		884	(281)	(114)	(629)	(1,726)	(1,866)	603
Ending balance at Dec. 31, 2025	¥ 83,050	¥ 2	¥ 29,919	¥ (801)	¥ (664)	¥ 22,450	¥ 29,381	¥ 80,287	¥ 2,763